Events Occurring After the Reporting Date (Details)	Oct. 12, 2026 AUD ($) $ / shares shares	Jul. 27, 2026 AUD ($)	Jul. 27, 2026 USD ($)	Jun. 29, 2026	Apr. 17, 2026	Mar. 25, 2026 $ / shares shares	Jan. 29, 2026 $ / shares shares	Jun. 30, 2026 AUD ($) shares	Jun. 30, 2026 USD ($) shares
Events Occurring After the Reporting Date [Line Items]
Conversion of loan | $	$ 4,000,000
Percentage of controlling interest				51.00%
Private placement of shres								3,733,068	3,733,068
Purchase price per unit | $ / shares	$ 0.2193
Outstanding unsecured loan receivable								$ 6,529,191	$ 4,590,000
Warrants [Member]
Events Occurring After the Reporting Date [Line Items]
Private placement of shres								458,720	458,720
Description of securities					one warrant to purchase up to two Ordinary Shares at an exercise price of US$0.70 per share (the “Second Tranche Warrants”, and together with the First Tranche Warrants, the “PIPE Warrants”)		one warrant to purchase up to two Ordinary Shares at an exercise price of US$2.00 per share (the “First Tranche Warrants”)
Class A Ordinary Share [Member]
Events Occurring After the Reporting Date [Line Items]
Description of securities							one Class A ordinary share of the Company, par value US$0.0001 per share (the “Ordinary Shares”)
Private Placement [Member]
Events Occurring After the Reporting Date [Line Items]
Purchase price per unit | $ / shares							$ 1
Private placement of shres							2,000,000
Private Placement [Member] | Securities Purchase Agreement [Member]
Events Occurring After the Reporting Date [Line Items]
Private placement of shres						16,800,000
Exercise price | $ / shares						$ 0.5
Private Placement [Member] | Class A Ordinary Share [Member]
Events Occurring After the Reporting Date [Line Items]
Private placement of shres	18,240,000
Subsequent Event [Member]
Events Occurring After the Reporting Date [Line Items]
Cash Consideration | $			$ 1
Nominal consideration | $		$ 1
Gain on disposal | $		$ 1,600,000